Accrued liabilities	12 Months Ended
Dec. 31, 2015
Payables and Accruals [Abstract]
Accrued liabilities
Accrued liabilities
Accrued liabilities consisted of the following (in millions):

	December 31,
	2015	2014
Sales deductions	$1,486	$1,379
Employee compensation and benefits	916	920
Dividends payable	754	601
Clinical development costs	491	445
Sales returns reserve	390	361
Other	1,415	1,807
Total accrued liabilities	$5,452	$5,513